Income Tax - Changes in valuation allowances (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Income Tax - Changes In Valuation Allowances Details 6
Balance, April 1	$ 700	$ 784	$ 485
Charged / (credited) to income tax expense	(153)	(84)	299
Balance, March 31	$ 853	$ 700	$ 784